Financial and capital risk management	12 Months Ended
Dec. 31, 2022
Financial And Capital Risk Management
Financial and capital risk management

20.	Financial and capital risk management

The Company is exposed to several financial and capital risk factors that may impact its performance and equity position. The evaluation of the exposure to financial and capital risks is performed periodically to support decision making process regarding the risk management strategy.

The Company's policy aims at establishing a capital structure that will ensure the continuity of our business in the long term. Within this perspective, the Company has been able to deliver value to shareholders through dividend payments and capital gain, and at the same time maintain a debt profile suitable for its activities, with an amortization well distributed over the years, thus avoiding a concentration in one specific period.

The Board of Directors establishes and supervises the management of financial risks with the support of the Capital Allocation and Project Advisory Committee, which ensures that Company's financial activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company's policies and objectives.

The Company has developed its strategy through an integrated view of the risks to which it is exposed, considering not only the risk, generated by variables traded in the financial market (market risk) and the liquidity risk, but also the risk arising from obligations assumed by third parties to the Company (credit risk), among others.

The Company uses derivative financial instruments to protect its exposure to these market risks arising from operating, financing, and investment activities. The financial instruments portfolio is reassessed monthly, allowing the monitoring of financial results and their impact on cash flow. The Company applies hedge accounting to its net investment in foreign operation and nickel and palladium revenue programs.

The Company does not have any derivatives increasing financial leverage beyond the nominal amount of its contracts. The Company contracts derivatives primarily for mitigation of market risks.

Risks	Origin of the exposure	Management
Market Risk - Exchange Rate	Financial instruments and other financial liabilities that are not denominated in US$	Swap and forward operations
Market risk - Interest rate	Loans and financing indexed to different interest rates including, but not limited to, LIBOR and CDI	Swap operations
Market risk - Product and input prices	Volatility of commodity and input prices	Forward operations and option contracts
Credit Risk	Receivables, derivative transactions, guarantees, advances to suppliers and financial investments	Portfolio diversification and policies for monitoring counterparty solvency and liquidity indicators
Liquidity risk	Contractual or assumed obligations	Availability of revolving credit lines

a) Method and techniques for valuation of derivatives

The risk of the derivatives instruments is measured using the delta-Normal parametric approach and considers that the future distribution of the risk factors and its correlations tends to present the same statistic properties verified in the historical data. The value at risk estimate considers a 95% confidence level for a one-business daytime horizon.

The derivative financial instruments were evaluated using the curves and market prices that impact each instrument on the calculation dates. For the pricing options, the Company generally uses the Black & Scholes model. In this model, the fair value of the derivative is obtained as a function of the volatility and price of the underlying asset, the exercise price of the option, the risk-free interest rate and the term to maturity of the option. In the case of options where the result is a function of the average price of the underlying asset in a certain period of the option’s life, known as Asian options, the Company uses the Turnbull & Wakeman model. In this model, in addition to the factors that influence the option price in the Black & Scholes model, the average price formation period is considered.

In the case of swaps, both the present value of the paying and receiving amounts are estimated by discounting the cash flows by the interest rates in the corresponding currencies. The fair value is obtained by the difference between the present value of the paying and receiving amounts of the swap in the reference currency. In the case of swaps linked to Brazilian long-term interest rate (“TJLP”), the fair value calculation considers the current TJLP, i.e., projections of future cash flows in reais are made considering the last TJLP disclosed.

Forward and future contracts are priced using the futures curves of the respective underlying assets. These curves are usually obtained from the exchanges where these assets are traded, such as the London Metals Exchange (“LME”), the Commodities Exchange (“COMEX”) or other market price providers. When there is no price for the desired maturity, the Company uses interpolations between the available maturities.

a.i) Effects of derivatives on the balance sheet

		December 31, 2022		December 31, 2021
	Reference	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	11	144	-	591
IPCA swap	20(b.i)	-	63	41	119
Dollar swap and forward transactions	20(b.i)	407	7	29	95
LIBOR swap	20(b.ii)	7	-	12	1
		425	214	82	806

Commodities price risk
Gasoil, Brent and freight	20(c)	78	56	8	2
Energy Transition Materials	20(d)	35	1	28	27
		113	57	36	29
Other	20(d)	-	5	13	-

Total		538	276	131	835

a.ii) Net exposure

	Reference	December 31, 2022	December 31, 2021
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	(133)	(591)
IPCA swap	20(b.i)	(63)	(78)
Dollar swap and forward transactions	20(b.i)	400	(66)
LIBOR swap (i)	20(b.ii)	7	11
		211	(724)
Commodities price risk
Gasoil, Brent and freight	20(c)	22	6
Energy Transition Materials	20(d)	34	1
		56	7

Other	20(d)	(5)	13

Total		262	(704)

(i)	In March 2021, the UK Financial Conduct Authority (“FCA”), the financial regulator in the United Kingdom, announced the discontinuation of the LIBOR rate for all terms in pounds, euros, Swiss francs, yen and for terms of one week and two months in dollars at the end of December 2021 and the other terms at the end of June 2023. Vale is in negotiations with some financial institutions to replace the reference interest rate of its financial contracts from LIBOR to Secured Overnight Financing Rate ("SOFR"), with spread adjustments to match the transaction costs. The Company does not expect material impacts on the cash flows of these operations.

a.iii)       Effects of derivatives on the income statement

		Gain (loss) recognized in the income statement
		Year ended December 31,
	Reference	2022	2021	2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	394	(155)	(746)
IPCA swap	20(b.i)	74	28	(262)
Eurobonds swap		-	(28)	28
Dollar swap and forward operations	20(b.i)	628	(20)	(160)
LIBOR swap	20(b.ii)	34	16	(7)
		1,130	(159)	(1,147)

Commodities price risk
Gasoil, Brent and freight	20(c)	25	127	(134)
Energy Transition Materials	20(d)	18	(2)	10
		43	125	(124)

Other	20(d)	(19)	11	61
Total		1,154	(23)	(1,210)

a.iv)       Effects of derivatives on the cash flows

		Financial settlement inflows (outflows)
		Year ended December 31,
	Reference	2022	2021	2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	(98)	(142)	(141)
IPCA swap	20(b.i)	56	(18)	-
Eurobonds swap		-	(29)	(6)
Dollar swap and forward operations	20(b.i)	164	(79)	(49)
LIBOR swap	20(b.ii)	46	(2)	-
Forwards (i)		(8)	-	-
		160	(270)	(196)
Commodities price risk
Gasoil, Brent and freight	20(c)	9	205	(206)
Energy Transition Materials	20(d)	10	-	8
		19	205	(198)
Other		-	-	68

Derivatives designated as cash flow hedge accounting
Nickel	20(e)	(277)	(67)	292
Palladium	20(e)	15	5	-
Coal		-	(70)	-
		(262)	(132)	292
Total		(83)	(197)	(34)
(i)	In June 2022, the Company implemented and already settle a protection program for treasury volatility related to tender offer transaction.

b) Market risk - Foreign exchange and interest rates

The Company’s cash flow is exposed to the volatility of several currencies against the U.S. dollar. While most of our product prices are indexed to U.S. dollars, most of our costs, expenses and investments are indexed to currencies other than the U.S. dollar, principally the Brazilian real and the Canadian dollar.

The Company implements hedge transactions to protect its cash flow against the market risks that arises from its debt obligations and other liabilities – mainly currency volatility. The hedges cover most of the debt denominated in Brazilian real. The Company uses swap and forward transactions to convert debt and financial obligations linked to Brazilian real into U.S. dollar, with volumes, flows and settlement dates similar to those of the debt instruments and financial obligations - or sometimes lower, subject to market liquidity conditions.

Hedging instruments with shorter tenors are renegotiated through time, so that their final maturity matches - or becomes closer - to the debt and financial obligations final maturity. At each settlement date, the results of the swap and forward transactions partially offset the impact of the foreign exchange rate in the Company’s obligations, contributing to stabilize the cash disbursements in U.S. dollar.

b.i) Protection programs for the R$ denominated debt instruments and other liabilities

To reduce cash flow volatility, swap and forward transactions were implemented to convert into US$ the cash flows from certain liabilities denominated in R$ with interest rates linked mainly to Brazilian Interbank Interest rate (“CDI”), TJLP and consumer price index (“IPCA”). In those swaps, the Company pays fixed or floating rates in US$ and receives payments in R$ linked to the interest rates of the protected liabilities. The swap and forward transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments and other liabilities linked to R$.

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Index	Average rate	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023	2024	2025+
CDI vs. US$ fixed rate swap					(83)	(461)	(61)	27	(19)	(13)	(51)
Receivable	R$ 6,356	R$ 8,142	CDI	100.13%
Payable	US$ 1,475	US$ 1,906	Fix	1.80%

TJLP vs. US$ fixed rate swap					(50)	(130)	(37)	4	(6)	(7)	(37)
Receivable	R$ 814	R$ 1,192	TJLP +	1.05%
Payable	US$ 204	US$ 320	Fix	3.44%

					(133)	(591)	(98)	31	(25)	(20)	(88)

IPCA vs. US$ fixed rate swap					(63)	(118)	5	6	-	(10)	(53)
Receivable	R$ 1,294	R$ 1,508	IPCA +	4.54%
Payable	US$ 320	US$ 373	Fix	3.88%

IPCA vs. CDI swap					-	40	51	-	-	-	-
Receivable	-	R$ 769	IPCA +	0.00%
Payable	-	R$ 1,350	CDI	0.00%

					(63)	(78)	56	6	-	(10)	(53)

R$ fixed rate vs. US$ fixed rate swap					318	(62)	37	71	148	107	63
Receivable	R$ 20,854	R$ 5,730	Fix	7.48%
Payable	US$ 3,948	US$ 1,084	Fix	0.00%

Forward	R$ 4,342	R$ 6,013	B	5.39	82	(4)	127	13	67	12	3

					400	(66)	164	84	215	119	66

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
CDI vs. US$ fixed rate swap	R$ depreciation	(83)	(430)	(777)
	US$ interest rate inside Brazil decrease	(83)	(133)	(189)
	Brazilian interest rate increase	(83)	(123)	(162)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	430	777

TJLP vs. US$ fixed rate swap	R$ depreciation	(50)	(99)	(148)
	US$ interest rate inside Brazil decrease	(50)	(56)	(61)
	Brazilian interest rate increase	(50)	(60)	(68)
	TJLP interest rate decrease	(50)	(56)	(63)
Protected item: R$ denominated debt	R$ depreciation	n.a.	99	148

IPCA swap vs. US$ fixed rate swap	R$ depreciation	(63)	(140)	(217)
	US$ interest rate inside Brazil decrease	(63)	(74)	(86)
	Brazilian interest rate increase	(63)	(79)	(95)
	IPCA index decrease	(63)	(72)	(80)
Protected item: R$ denominated debt	R$ depreciation	n.a.	140	217

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	318	(573)	(1,463)
	US$ interest rate inside Brazil decrease	318	230	136
	Brazilian interest rate increase	318	146	(13)
Protected item: R$ denominated debt	R$ depreciation	n.a.	573	1,463

Forward	R$ depreciation	82	(85)	(253)
	US$ interest rate inside Brazil decrease	82	72	62
	Brazilian interest rate increase	82	65	48
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	85	253

b.ii) Protection program for LIBOR floating interest rate US$ denominated debt

The Company has also exposure to interest rates risks over loans and financings. The US Dollar floating rate debt in the portfolio consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, such debt instruments are indexed to the LIBOR in US dollar.

To reduce the cash flow volatility, swap transactions were implemented to convert interest rate indexed to LIBOR from certain debt instruments into fixed interest rate. In those swaps, the Company received floating rates and paid fixed rates in US$. In August 2022, this swap operations were terminated and Vale is currently in negotiations with some financial institutions to replace the reference interest rate of its financial contracts from LIBOR to SOFR, with spread adjustments to match the transaction costs. However, the Company has maintained its swap strategy for the remaining $150 of debt indexed to LIBOR.

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Index	Average rate	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023
LIBOR vs. US$ fixed rate swap					7	11	46	1	7
Receivable	US$ 150	US$ 950	LIBOR	0.85%
Payable	US$ 150	US$ 950	Fix	0.85%
					7	11	46	1	7

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
LIBOR vs. US$ fixed rate swap	US$ LIBOR decrease	7	3	(1)
Protected item: LIBOR US$ indexed debt	US$ LIBOR decrease	n.a.	(3)	1

c) Protection program for product prices and input costs

The Company is also exposed to market risks associated with the price volatility of commodities and inputs, especially freight and fuel costs. In line with its risk management policy, risk mitigation strategies involving commodities are used to reduce cash flow volatility. These mitigation strategies incorporate derivative instruments, predominantly forward, futures and options.

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Bought / Sold	Average strike (US$)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023
Brent crude oil (bbl)
Call options	22,600,500	762,000	B	100	74	7	14	45	74
Put options	22,600,500	762,000	S	66	(51)	(2)	-	10	(51)

Forward Freight Agreement (days)
Freight forwards	2,085	330	B	13,765	(1)	1	(5)	2	(1)

					22	6	9	57	22

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)
Options	Price input decrease	23	(183)	(548)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	183	548

Forward Freight Agreement (days)
Forwards	Freight price decrease	(1)	(7)	(14)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	7	14

Brent Crude Oil - To reduce the impact of fluctuations in fuel oil prices on the hiring and availability of maritime freight and, consequently, to reduce the Company’s cash flow volatility, hedging operations were carried out through options contracts on Brent Crude Oil for different portions of the exposure. The derivative transactions were traded over-the-counter and the protected item is part of the costs linked to the price of fuel oil used on ships. The financial settlement inflows/outflows are offset by the protected items’ losses/gains.

In 2022, the Company extended, its brent crude oil hedge strategy for 2023 through options contracts on Brent Crude Oil, for different portions of the exposure, in order to reduce the impact of fluctuations in fuel oil prices on the hiring and availability of maritime freight and, consequently, to reduce the Company’s cash flow volatility.

Freight derivative - To reduce the impact of maritime freight price volatility on the Company’s cash flow, freight hedging transactions were implemented, through Forward Freight Agreements (FFAs). The protected item is part of the costs linked to maritime freight spot prices. The financial settlement inflows/outflows of the FFAs are offset by the protected items’ losses/gains due to freight price changes. The FFAs are contracts traded over the counter and can be cleared through a Clearing House, in this case subject to margin requirements.

d) Other derivatives, including embedded derivatives in contracts

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Bought / Sold	Average strike (US$/tons)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023
Fixed price nickel sales protection (tons)
Nickel forwards	766	342	B	21,214	7	1	3	1	7

Hedge program for products acquisition for resale (tons)
Nickel forwards	384	1,206	S	28,657	(1)	(1)	7	1	(1)

					6	-	10	2	6

Option related to a Special Purpose Entity “SPE” (shares)
Call options	-	137,751,623	B	-	-	13	-	-	-

Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Call options	746,667	729,571	S	233	(5)	(1)	-	3	(5)

					(5)	12	-	3	(5)

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Fixed price sales protection (tons)
Forwards	Nickel price decrease	7	1	(5)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	(1)	5

Hedge program for products acquisition for resale (tons)
Forwards	Nickel price increase	(1)	3	(6)
Protected item: Part of revenues from products for resale	Nickel price increase	n.a.	(3)	6

Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	(5)	(12)	(22)

Fixed price sales protection - The Company started an operational program to protect nickel sales, converting fixed price commercial contracts with customers to floating price, therefore maintaining the Company’s exposure to price fluctuations. The transactions usually carried out in this program are nickel purchases for future settlement.

Hedge program for products acquisition for resale - The Company started a hedge program with forward transactions with the objective of reducing the risk of price mismatch between the period of purchase and sale of products to third parties.

Option related to a Special Purpose Entity “SPE” - The Company acquired in January 2019 a call option related to shares of certain special purpose entities, which are part of a wind farm located in Bahia, Brazil. This option was acquired in the context of the Company's signing of electric power purchase and sale agreements with an SPE, supplied by this wind farm.

Maturity occurred in July 2022, without exercising the option.

Embedded derivative (pellet price) in natural gas purchase agreement - The Company has a natural gas purchase agreement in which the amount charged to Vale changes based on the pricing level of the pellets sold by the Company to the market.

e) Hedge accounting

	Gain (loss) recognized in the other comprehensive income
	Year ended December 31,
	2022	2021	2020
Net investments hedge	81	(118)	(578)
Cash flow hedge (Nickel and Palladium)	19	3	(105)

Net investment hedge - The Company uses hedge accounting for foreign exchange risk arising from Vale S.A.’s net investments in Vale International S.A. and Vale Holding BV. With the hedge program, the Company's debt with third parties denominated in United States dollars and euros serves as a hedge instrument for investments in these subsidiaries. In March 2021, the Company redeemed all its euro bonds (note 10). As a result, the amount of debt designated as a hedge instrument for this investment is US$2,411 as at December 2022. As a result of the hedge program, the impact of the exchange rate variation on the debt denominated in dollars and euros is now partially recorded in other comprehensive income, as “Translation adjustments”.

	Notional (ton)				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Bought / Sold	Average strike (US$/ton)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023
Nickel Revenue Hedge Program
Forward	6,300	39,575	S	34,929	28	(26)	(277)	11	28
					28	(26)	(277)	11	28
Palladium Revenue Hedge Program
Call options	-	44,228	S	-	-	(1)	-	-	-
Put options	-	44,228	B	-	-	26	15	-	-
					-	25	15	-	-

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Nickel Revenue Hedge Program
Options	Nickel price increase	28	(19)	(65)
Protected item: Part of nickel revenues with fixed sales prices	Nickel price increase	n.a.	19	65

Cash flow hedge (Nickel) - To reduce the cash flow volatility due to nickel price fluctuations, the Company implemented the Nickel Revenue Hedge Program in 2019. In this program, hedging operations were executed, through option contracts, to protect a portion of the projected volume of sales at floating, highly probable realization prices, guaranteeing prices above the average unit cost of nickel production for the protected volumes.

The contracts are traded on the London Metal Exchange or over-the-counter market and the hedged item's P&L is offset by the hedged item’s P&L due to Nickel price variation.

Cash flow hedge (Palladium) - To reduce the volatility of its future cash flows arising from changes in palladium prices, the Company implemented a Palladium Revenue Hedging Program. Under this program, hedge operations were executed using forwards and option contracts to protect a portion of the highly probable forecast sales at floating prices. A hedge accounting treatment is given to this program. The derivative transactions under the program are negotiated over-the-counter and the financial settlement inflows/outflows are offset by the hedged items’ losses/gains due to palladium price changes.

The contracts are traded on the London Metal Exchange or over-the-counter market and the hedged item's P&L is offset by the hedged item’s P&L due to Palladium price variation. In 2022, this program was concluded.

f) Credit risk management

The Company is exposed to credit risk that arises from trade receivables, derivative transactions, guarantees, down payment for suppliers and cash investments. The credit risk management process provides a framework for assessing and managing counterparties’ credit risk and for maintaining our portfolio risk at an acceptable level.

For the commercial credit exposure, which arises from sales to final customers, the risk management area, in accordance with the current delegation level, approves or requests the approval of credit risk limits for each counterparty.

Vale attributes an internal credit risk rating for each counterparty using its own quantitative methodology for credit risk analysis, which is based on market prices, external credit ratings and financial information of the counterparty, as well as qualitative information regarding the counterparty’s strategic position and history of commercial relations.

Based on the counterparty’s credit risk, risk mitigation strategies may be used to manage the Company’s credit risk. The main credit risk mitigation strategies include non-recourse sale of receivables, insurance instruments, letters of credit, corporate and bank guarantees, mortgages, among others.

f.i) Accounts receivable portfolio

Vale has a diversified accounts receivable portfolio from a geographical standpoint, with Asia, Europe and Brazil as the regions with more significant exposures. According to each region, different guarantees can be used to enhance the credit quality of the receivables. Historically, the expected credit loss on the Company’s accounts receivable portfolio is immaterial (note 11).

f.ii) Financial instruments, except for accounts receivable

To manage the credit exposure arising from cash investments and derivative instruments, credit limits are approved to each counterparty with whom the Company has credit exposure. Furthermore, the Company controls the portfolio diversification and monitors different indicators of solvency and liquidity of the different counterparties that were approved for trading. The carrying amount of the financial assets that represent the exposure to credit risk is presented below:

	Notes	December 31, 2022	December 31, 2021
Cash and cash equivalents	23	4,736	11,721
Short-term investments	23	61	184
Restricted cash		77	117
Judicial deposits	28	1,215	1,220
Derivative financial instruments		538	131
Investments in equity securities	14	7	6
		6,634	13,379

f.iii) Financial counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings in foreign currency as published by Moody’s regarding the main financial institutions used by the Company to contract derivative instruments, cash and cash equivalents transaction.

	December 31, 2022		December 31, 2021
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa1	32	-	128	-
Aa2	342	5	285	15
Aa3	239	-	495	34
A1	1,746	98	1,145	3
A2	938	146	3,478	39
A3	918	63	1,518	20
Baa1	-	-	90	-
Baa2	7	-	10	-
Ba2 (i)	411	176	2,763	5
Ba3 (i)	164	55	1,988	-
Other	-	(5)	5	15
	4,797	538	11,905	131

(i)	A substantial part of the balances is held with financial institutions in Brazil and, in local currency, they are deemed investment grade.

g) Liquidity risk management

The liquidity risk arises from the possibility that Vale might not perform its obligations on due dates, as well as face difficulties to meet its cash requirements due to market liquidity constraints.

The available revolving credit facilities are intended to assist short term liquidity management and to enable more efficiency in cash management and were provided by a syndicate of several global commercial banks. The Company has two revolving credit facilities, in the amount of US$5,000, for which US$3,000 have maturity date in 2024 and US$2,000 in 2026. As at December 31, 2022, these lines are undrawn.

Accounting policy

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments (hedge accounting).

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company has elected to adopt the new general hedge accounting model in IFRS 9 and designates certain derivatives as either:

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within "Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.

Critical accounting estimates and judgments

The fair values of financial instruments that are not traded in active markets are determined using valuation techniques. Vale uses its own judgment to choose between the various methods. Assumptions are based on the market conditions, at the end of the year. An analysis of the impact if actual results are different from management's estimates is present under “Sensitivity analysis of derivative financial instruments”.